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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-02735
-----------------------------------------------------------------

                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



                          ELFUN TAX-EXEMPT INCOME FUND

 SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                               PRINCIPAL
                                                                                AMOUNT                           VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.4%+
-------------------------------------------------------------------------------------------------------------------------------

ALABAMA - 1.8%
Alabama Public School & College Authority
5.75%                                               08/01/13                    $ 5,000                         $ 5,093 (h)
Alabama Water Pollution Control Authority
(AMBAC Insured)
4.75%                                               08/15/21                      5,000                           5,012 (m)
City of Birmingham
5.25%                                               05/01/17                      3,395                           3,661
East Alabama Health Care Authority
5.00%                                               09/01/33                      5,500                           5,737
Montgomery BMC Special Care Facilities
Financing Authority
5.00%                                               11/15/20                      8,375                           9,563 (l)
Montgomery Medical Clinic Board
5.25%                                               01/03/31 - 01/03/36           3,000                           2,692
                                                                                                                 31,758

ALASKA - 0.2%
City of Anchorage
6.50%                                               12/01/10                      2,825                           3,004

ARIZONA - 2.8%
Arizona State Transportation Board
5.00%                                               07/01/19                      5,345                           6,110
Arizona State University (FSA Insured)
5.25%                                               07/01/15                      5,000                           5,505 (m)
City of Phoenix
5.00%                                               07/01/19                      5,000                           5,802
Glendale Western Loop 101 Public Facilites Corp.
6.25%                                               07/01/38                     10,000                          10,860
Maricopa County Industrial Development Authority
5.50%                                               07/01/26                      5,000                           5,117
Maricopa County Stadium District (AMBAC Insured)
5.38%                                               06/01/16                      2,145                           2,305 (m)
Phoenix Civic Improvement Corp.
5.00%                                               07/01/39                      3,500                           3,780
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%                                               01/07/23 - 01/07/24           7,260                           9,046 (m)
University Medical Center Corp.
6.50%                                               07/01/39                      1,000                           1,074
                                                                                                                 49,599

CALIFORNIA - 7.2%
Abag Finance Authority for Nonprofit Corps
5.00%                                               12/01/37                      7,940                           7,452
Bay Area Toll Authority
5.00%                                               01/04/31 - 01/04/34          15,000                          15,939 (h)
California Educational Facilities Authority
5.00%                                               10/01/39                      7,000                           7,535
5.25%                                               10/01/39                      6,000                           6,571
California Health Facilities Financing Authority
6.00%                                               07/01/39                      5,000                           5,298
6.50%                                               10/01/33                      3,500                           3,971
California State Public Works Board
6.00%                                               04/01/26                      8,475                           9,189
Chino Basin Regional Financing Authority (
AMBAC Insured)
5.00%                                               11/01/38                      3,000                           3,096 (m)
Coast Community College District (FSA Insured)
1.10%                                               08/01/33                      8,750                           6,946 (d,m)
Foothill-De Anza Community College District
(AMBAC Insured)
4.50%                                               08/01/31                      5,000                           5,069 (m)
Los Angeles Department of Water & Power
(AMBAC Insured)
5.00%                                               07/01/32                      5,000                           5,347 (m)
Los Angeles Harbor Department
5.00%                                               08/01/26                      8,000                           8,753
Metropolitan Water District of
Southern California
5.00%                                               07/01/35                      5,000                           5,296
San Diego Unified School District (FSA Insured)
5.25%                                               01/07/17 - 01/07/19           8,795                           9,939 (m)
San Francisco Bay Area Transit Financing Authority
5.00%                                               08/01/27                      5,000                           5,520
San Francisco City & County Airports Commission
5.25%                                               05/01/26                      3,000                           3,249
San Francisco City & County Public
Utilities Commission
5.00%                                               11/01/39                     14,040                          14,860
University of California (AMBAC Insured)
5.00%                                               05/15/34                      2,225                           2,231 (m)
5.00%                                               05/15/34                      3,775                           4,202 (l,m)
                                                                                                                130,463

COLORADO - 1.0%
Colorado Water Resources & Power
Development Authority
5.25%                                               01/09/17 - 01/09/18           5,880                           6,336
E-470 Public Highway Authority
5.75%                                               09/01/35                      4,000                           4,263 (l)
University of Colorado Hospital Authority
5.25%                                               11/15/39                      7,000                           7,160
                                                                                                                 17,759

CONNECTICUT - 1,5%
Connecticut State Health & Educational
Facility Authority
5.00%                                               07/01/42                      5,000                           5,302
Mashantucket Western Pequot Tribe
5.70%                                               09/01/12                      2,500                           1,547 (b)
Mashantucket Western Pequot Tribe
5.75%                                               09/01/18                      9,500                           5,507 (b)
South Central Regional Water Authority
5.00%                                               08/01/27                      3,000                           3,186
State of Connecticut
5.00%                                               11/01/26                     10,000                          11,100
                                                                                                                 26,642

DELAWARE - 0.6%
County of New Castle
5.00%                                               15/07/33 - 15/07/39          10,000                          10,883

DISTRICT OF COLUMBIA - 1.5%
District of Columbia
5.50%                                               04/01/36                     15,000                          16,577
5.75%                                               09/15/20                      5,000                           5,067
District of Columbia Water & Sewer Authority
5.25%                                               10/01/29                      5,000                           5,433
                                                                                                                 27,077

FLORIDA - 3.2%
Brevard County Health Facilities Authority
5.00%                                               04/01/34                      2,500                           2,290
7.00%                                               04/01/39                      1,000                           1,105
City of Tampa
5.00%                                               10/01/26                      5,000                           5,145
County of Seminole
5.00%                                               10/01/25                      8,195                           8,742
Florida State Board of Education
5.38%                                               06/01/16                      7,000                           7,686
Hillsborough County Industrial
Development Authority
5.00%                                               10/01/18                      5,000                           5,078
5.25%                                               01/10/15 - 01/10/24          10,630                          10,880
Jacksonville Econonomic Development Commission
5.50%                                               11/15/36                      5,000                           5,145
North Broward Hospital District
5.70%                                               01/15/16                      1,915                           2,053 (l)
South Miami Health Facilities Authority
5.25%                                               11/15/33                      6,380                           7,192 (l)
Tampa Bay Water Regional Water Supply Authority
5.00%                                               10/01/38                      3,000                           3,185
                                                                                                                 58,501

GEORGIA - 6.8%
Athens-Clarke County
5.50%                                               01/01/38                      7,000                           7,736
Athens-Clarke County Unified
Government Development Authority
2.07%                                               06/15/31                      6,050                           5,053 (d)
City of Atlanta (FSA Insured)
5.25%                                               01/01/33                      4,000                           4,159 (m)
5.75%                                               11/01/27                      5,000                           5,953 (m)
City of Augusta (FSA Insured)
5.25%                                               10/01/34                      8,500                           8,976 (m)
County of Fulton GA (FGIC Insured)
5.00%                                               01/01/30                      5,000                           5,185 (m)
5.25%                                               01/01/35                      5,500                           5,713 (m)
De Kalb County (FSA Insured)
5.25%                                               10/01/32                     15,000                          17,892 (m)
DeKalb Newton & Gwinnett Counties
Joint Development Authority
6.00%                                               07/01/34                      8,500                           9,355
Fayette County School District (FSA Insured)
0.97%                                               03/01/23                      2,290                           2,325 (d,m)
1.01%                                               03/01/22                      2,520                           2,566 (d,m)
Henry County Hospital Authority
5.00%                                               07/01/24                      1,865                           1,955
Marietta Development Authority
5.00%                                               09/15/29                      2,365                           2,261
Metropolitan Atlanta Rapid Transit Authority
5.00%                                               07/01/39                     10,000                          10,749
Municipal Electric Authority of Georgia
5.25%                                               01/01/19                      2,490                           2,857
Private Colleges & Universities Authority
5.25%                                               01/06/18 - 01/06/20           5,250                           5,699
6.00%                                               06/01/21                      2,410                           2,209
6.50%                                               11/01/15                      4,010                           4,763 (k)
South Regional Joint Development Authority
4.50%                                               08/01/39                      2,650                           2,611
State of Georgia
4.50%                                               01/01/29                      4,500                           4,864
5.00%                                               01/08/22 - 01/01/26           9,250                          10,609
                                                                                                                123,490

HAWAII - 1.3%
City & County of Honolulu
6.00%                                               01/01/12                      1,265                           1,390
City & County of Honolulu HI
5.00%                                               04/01/33                     13,320                          14,320
6.00%                                               01/01/12                        735                             817 (k)
State of Hawaii (FSA Insured)
5.75%                                               02/01/14                      6,500                           7,601 (m)
                                                                                                                 24,128

IDAHO - 1.7%
Idaho Health Facilities Authority
6.75%                                               11/01/37                      4,000                           4,407
Idaho Housing & Finance Assoc.
5.00%                                               15/07/17 - 15/07/24          23,925                          26,734
                                                                                                                 31,141

ILLINOIS - 2.6%
County of Cook (AMBAC Insured)
5.50%                                               11/15/26                     10,000                          11,382 (l,m)
Illinois Educational Facilities Authority
5.00%                                               12/01/38                      4,960                           5,144
Illinois Finance Authority
5.50%                                               08/15/43                      5,000                           5,855 (l)
Illinois Health Facilities Authority
6.13%                                               11/15/22                      3,500                           3,717 (l)
Metropolitan Pier & Exposition Authority
1.00%                                               06/15/19                      4,000                           3,963
2.97%                                               06/15/22                      4,505                           3,680 (d)
Southwestern Illinois Development Authority
5.00%                                               10/01/21                      4,000                           4,554
University of Illinois (FGIC Insured)
5.25%                                               04/01/32                      2,540                           2,572 (m)
5.25%                                               04/01/32                      5,960                           6,362 (l,m)
                                                                                                                 47,229

INDIANA - 3.5%
County of St. Joseph IN
5.00%                                               03/01/36                     10,000                          10,737
Delaware County Hospital Authority
5.25%                                               08/01/36                      3,250                           2,467
Indiana Finance Authority
4.95%                                               10/01/40                     10,000                          10,094
Indiana Health & Educational Facilities
Financing Authority
5.25%                                               02/15/40                     10,000                           9,791
Indiana Health Facility Financing
Authority (AMBAC Insured)
5.38%                                               03/01/34                      5,500                           5,518 (m)
Indiana Municipal Power Agency
5.00%                                               01/01/42                      6,150                           6,281
Indiana Municipal Power Agency/IN
5.50%                                               01/01/27                      2,500                           2,681
5.75%                                               01/01/34                      2,000                           2,118
Indianapolis Local Public
Improvement Bond Bank
5.75%                                               01/01/38                      7,000                           7,755
Merrillville Multi School Building Corp.
5.25%                                               07/15/28                      5,000                           5,214
                                                                                                                 62,656

KANSAS - 0.6%
Kansas Development Finance Authority
5.50%                                               11/15/29                      3,000                           3,209
5.75%                                               11/15/38                      2,000                           2,156
University of Kansas Hospital Authority
5.63%                                               09/01/32                      4,150                           4,669 (l)
                                                                                                                 10,034

KENTUCKY - 2.7%
Kentucky State Property & Buildings Commission
5.25%                                               01/02/27 - 01/02/29          19,745                          21,963
Kentucky Turnpike Authority (AMBAC Insured)
5.00%                                               07/01/26                      5,000                           5,403 (m)
Louisville & Jefferson County
Metropolitan Government
5.25%                                               10/01/36                     17,000                          16,879
University Of Kentucky (FGIC Insured)
5.25%                                               05/01/20                      4,545                           4,672 (l,m)
                                                                                                                 48,917

LOUISIANA - 1.4%
Louisiana Public Facilities Authority
5.25%                                               07/01/33                     10,925                          11,214
5.38%                                               05/15/16                      7,870                           8,965 (l)
Parish of St. John Baptist
5.13%                                               06/01/37                      5,550                           5,309
                                                                                                                 25,488

MAINE - 0.6%
Maine Health & Higher Educational
Facilities Authority
5.13%                                               07/01/31                      5,000                           5,387
Maine Health & Higher Educational
Facilities Authority (FSA Insured)
5.50%                                               07/01/23                         55                              55 (m)
Maine Municipal Bond Bank
5.50%                                               11/01/21                      3,325                           3,654 (l)
Maine Turnpike Authority
6.00%                                               07/01/34                      1,250                           1,430
                                                                                                                 10,526

MARYLAND - 2.5%
County of Prince Georges
5.00%                                               10/01/22                      6,820                           7,809 (l)
Maryland Health & Higher Educational
Facilities Authority
5.00%                                               07/01/32                     10,000                          10,285
5.13%                                               11/15/34                      7,200                           8,249 (l)
University System of Marylan
5.25%                                               04/01/17                      5,655                           6,255 (l)
University System of Maryland
5.25%                                               04/01/17                      2,380                           2,576
Washington Suburban Sanitation District
4.50%                                               06/01/26                      8,470                           9,203
                                                                                                                 44,377

MASSACHUSETTS - 3.2%
Massachusetts Health & Educational
Facilities Authority
5.00%                                               07/15/35                      7,000                           7,435
5.38%                                               08/15/38                      2,000                           2,182
5.50%                                               11/15/36                      4,000                           4,582
Massachusetts State Turnpike Authority
5.13%                                               01/01/23 - 01/01/37          20,500                          20,713
Massachusetts Water Resources Authority
5.00%                                               08/01/39                      4,000                           4,275
6.50%                                               07/15/19                     14,125                          17,545 (k)
                                                                                                                 56,732

MICHIGAN - 2.5%
Detroit MI
5.00%                                               01/07/27 - 01/07/33          12,145                          12,209
Detroit MI (FSA Insured)
5.25%                                               01/07/21 - 01/07/22           4,545                           5,141 (m)
Grand Rapids MI (FGIC Insured)
5.25%                                               01/01/17                      3,000                           3,095 (m)
Michigan Municipal Bond Authority
5.25%                                               10/01/17                      6,465                           7,019
Michigan State Hospital Finance Authority
5.38%                                               12/01/30                      2,000                           2,029
State of Michigan
5.00%                                               11/01/26                      4,000                           4,024
5.50%                                               11/01/18                      6,000                           7,007
State of Michigan (FSA Insured)
5.25%                                               09/15/27                      5,000                           5,282 (m)
                                                                                                                 45,806

MISSISSIPPI - 0.5%
State of Mississippi
5.50%                                               09/01/14                      7,500                           8,766

MISSOURI - 0.6%
Missouri Joint Municipal Electric
Utility Commission
5.75%                                               01/01/29                      4,500                           4,889
Missouri State Environmental Improvement &
Energy Resources Authority
5.00%                                               01/01/24                      5,000                           5,404
                                                                                                                 10,293

NEVADA - 0.9%
County of Clark
5.50%                                               01/07/20 - 01/07/30          14,065                          14,599 (l)
Las Vegas Special Improvement District
No 707 (FSA Insured)
5.55%                                               06/01/16                      1,730                           1,755 (m)
                                                                                                                 16,354

NEW JERSEY - 9.7%
Cape May County Municipal Utilities
Authority (FSA Insured)
5.75%                                               01/01/15 - 01/01/16           8,500                          10,145 (m)
Essex County Improvement Authority (FSA Insured)
5.25%                                               12/15/17                        235                             273 (l,m)
5.25%                                               12/15/17                      9,765                          10,885 (m)
New Jersey Economic Development Authority
5.50%                                               12/15/29                      5,000                           5,754
5.75%                                               06/15/29                      3,000                           3,006
New Jersey Sports & Exposition Authority
4.50%                                               09/01/24                      5,000                           5,137
New Jersey St Higher Education
Assistance Authority
5.63%                                               06/01/30                      7,500                           8,289
New Jersey State Educational Facilities Authority
5.25%                                               07/01/32                      2,625                           2,981 (l)
6.00%                                               12/01/17                     10,000                          11,057
New Jersey State Turnpike Authority
5.25%                                               01/01/40                     15,000                          16,076
New Jersey State Turnpike Authority
(AMBAC Insured)
6.50%                                               01/01/16                     42,050                          49,937 (k,m)
6.50%                                               01/01/16                      7,910                           8,956 (m)
New Jersey Transportation Trust Fund Authority
5.50%                                               15/06/19 - 15/06/24          31,280                          36,052 (l)
New Jersey Transportation Trust
Fund Authority (FSA Insured)
5.75%                                               12/15/14                      1,390                           1,619 (m)
5.75%                                               12/15/14                      4,610                           5,570 (k,m)
                                                                                                                175,737

NEW MEXICO - 1.5%
New Mexico Finance Authority
5.00%                                               12/15/26                     14,000                          15,213
New Mexico Hospital Equipment Loan Council
5.50%                                               01/08/25 - 01/08/30          10,750                          11,709 (l)
                                                                                                                 26,922

NEW YORK - 8.5%
Albany Industrial Development Agency
5.25%                                               15/11/27 - 15/11/32           6,500                           6,416 (h)
City of New York
5.25%                                               08/01/13                          5                               5
Long Island Power Authority
6.00%                                               05/01/33                      7,500                           8,677
Metropolitan Transportation Authority
5.00%                                               11/15/34                     10,500                          11,088
New York City Industrial Development Agency
5.00%                                               03/01/36                      4,000                           3,914
New York City Industrial Development Agency
(AMBAC Insured)
5.00%                                               01/01/36                      3,000                           2,857 (m)
New York City Industrial Development Agency
(FGIC Insured)
5.00%                                               03/01/46                      6,000                           5,776 (m)
New York City Municipal Water
Finance Authority
4.50%                                               06/15/38                      5,000                           5,046
New York City Transitional Finance Authority
5.50%                                               15/11/11 - 15/07/31          11,250                          12,411
5.50%                                               11/01/19                      5,000                           5,200 (l)
6.00%                                               11/15/19                      3,750                           3,919 (l)
New York State Dormitory Authority
0.62%                                               07/01/39                      4,000                           3,642 (d)
4.50%                                               07/01/35                      5,000                           5,036
5.00%                                               15/12/19 - 01/07/39          21,375                          23,235
5.25%                                               11/15/23                     10,400                          11,214
5.38%                                               07/01/20                      3,695                           4,138 (l)
5.50%                                               05/01/37                      2,500                           2,579
6.50%                                               08/15/10                          5                               5 (k)
6.50%                                               15/08/10 - 01/12/21           7,990                           8,230
New York State Dormitory Authority (FSA Insured)
5.00%                                               08/15/36                      4,750                           4,813 (m)
New York State Urban Development Corp.
5.50%                                               01/07/16 - 01/01/19          12,840                          14,508
Triborough Bridge & Tunnel Authority
5.00%                                               11/15/26                     10,000                          11,253
                                                                                                                153,962

NORTH CAROLINA - 2.5%
Cary NC
5.00%                                               03/01/21                      2,400                           2,543
City of Charlotte
5.00%                                               01/07/24 - 01/07/38          16,460                          17,726
City of Charlotte NC
5.00%                                               01/07/15 - 01/07/16           9,120                          10,311
North Carolina Capital Facilities
Finance Agency
5.00%                                               01/01/38                      1,000                           1,077
North Carolina Eastern Municipal Power Agency
5.00%                                               01/01/26                      5,000                           5,256
North Carolina Municipal Power
Agency No 1 Catawba
5.00%                                               01/01/30                      2,500                           2,634
State of North Carolina
4.63%                                               05/01/29                      1,500                           1,591
University of North Carolina System
5.00%                                               10/01/18                      2,750                           3,093
                                                                                                                 44,231

OHIO - 4.6%
American Municipal Power-Ohio Inc.
5.00%                                               02/15/38                      5,000                           5,158
City of Cleveland
5.00%                                               01/01/27                      9,885                          10,430
City of Columbus
4.75%                                               06/01/31                      5,000                           5,269
City of Columbus OH
4.50%                                               06/01/32                        700                             720
County of Cuyahoga
6.00%                                               01/01/32                     10,000                          10,486
County of Franklin
5.00%                                               05/15/21                      2,685                           2,785
5.25%                                               05/15/24                      1,400                           1,452
County of Hamilton
5.00%                                               12/01/19                      4,250                           4,585
County of Hamilton (AMBAC Insured)
5.25%                                               12/01/32                      1,520                           1,531 (m)
5.25%                                               12/01/32                      5,980                           6,313 (l,m)
Cuyahoga Community College District
5.00%                                               01/08/26 - 01/08/27           3,000                           3,299
Kent State University Revenues
5.00%                                               01/05/29 - 01/05/30           3,420                           3,669
Ohio St Higher Educational Facility Commission
5.20%                                               11/01/26                      9,450                          10,408 (l)
6.25%                                               05/01/38                      5,000                           5,436
Ohio State University
5.25%                                               12/01/11                      3,150                           3,438
Ohio State Water Development Authority
5.50%                                               12/01/20                      5,000                           5,701 (l)
State of Ohio
5.00%                                               11/01/32                      1,100                           1,173
Steubenville Oh
6.38%                                               10/01/20                      1,660                           1,757 (l)
                                                                                                                 83,610

OKLAHOMA - 1.1%
Claremore Public Works Authority (FSA Insured)
5.25%                                               06/01/34                      6,315                           7,416 (l,m)
Oklahoma Turnpike Authority (AMBAC Insured)
5.25%                                               01/01/15                      1,120                           1,228 (l,m)
5.25%                                               01/01/15                      8,005                           8,676 (m)
Tulsa Industrial Authority
5.00%                                               10/01/22                      2,000                           2,005
                                                                                                                 19,325

PENNSYLVANIA - 4.4%
Allegheny County Hospital Development Authority
5.00%                                               11/15/28                     16,000                          12,726
City of Philadelphia PA
5.25%                                               01/01/36                      3,000                           3,129
Montgomery County Higher Education &
Health Authority (AMBAC Insured)
5.00%                                               10/01/09                      2,405                           2,405 (m)
5.10%                                               10/01/10                      2,670                           2,691 (m)
Northampton County General Purpose Authority
5.50%                                               08/15/35                      4,000                           3,983
Pennsylvania Higher Educational
Facilties Authority
5.50%                                               08/15/18                      1,000                           1,145
6.00%                                               05/01/30                      5,000                           5,049
Pennsylvania Industrial Development
Authority (AMBAC Insured)
5.50%                                               07/01/17                      3,100                           3,324 (m)
Pennsylvania Turnpike Commission
5.25%                                               06/01/39                      6,000                           6,471
Pennsylvania Turnpike Commission (AMBAC Insured)
5.00%                                               12/01/23                        460                             463 (m)
5.00%                                               12/01/23                      2,875                           2,905 (k,m)
5.25%                                               12/01/32                     12,000                          12,572 (m)
Philadelphia Authority for
Industrial Development
5.25%                                               09/01/36                      1,750                           1,432
Pittsburgh Public Parking Authority
(AMBAC Insured)
5.35%                                               12/01/10                        520                             536 (l,m)
5.45%                                               12/01/11                        440                             454 (l,m)
5.55%                                               12/01/12                      1,015                           1,048 (l,m)
5.60%                                               12/01/13                      1,125                           1,162 (l,m)
5.70%                                               12/01/14                      1,245                           1,287 (l,m)
5.75%                                               01/12/15 - 01/12/16           2,330                           2,409 (l,m)
Southcentral General Authority
5.38%                                               05/15/28                        900                             949 (k)
5.38%                                               05/15/28                      4,100                           4,441 (l)
State Public School Building Authority
(FSA Insured)
5.25%                                               06/01/27                      8,000                           9,137 (l,m)
                                                                                                                 79,718

PUERTO RICO - 0.8%
Puerto Rico Sales Tax Financing Corp.
6.75%                                               08/01/32                     20,000                          15,233

RHODE ISLAND - 0.2%
Rhode Island Health & Educational
Building Corp.
6.25%                                               09/15/34                      1,300                           1,409
6.50%                                               09/15/28                      2,000                           2,271
                                                                                                                  3,680

SOUTH CAROLINA - 6.5%
Beaufort County SC
5.50%                                               01/06/17 - 01/06/18           4,150                           4,520
Berkeley County School District
5.25%                                               12/01/24                     15,000                          15,536 (h)
Charleston Educational Excellence Finance Corp.
5.25%                                               01/12/27 - 01/12/30          21,850                          22,950
City of Greenville
5.13%                                               02/01/22                      5,195                           5,430
Greenville County School District
5.25%                                               12/01/21                      2,000                           2,110
5.50%                                               12/01/28                     16,725                          19,202 (l)
Lexington County SC
5.50%                                               11/01/13                      5,000                           5,518
South Carolina Educational Facilities Authority
5.00%                                               10/01/38                      8,150                           8,446
South Carolina Jobs-Economic
Development Authority
5.75%                                               08/01/39                      2,000                           2,039
South Carolina State Public Service Authority
5.50%                                               01/01/38                      7,500                           8,337
South Carolina State Public Service
Authority (FSA Insured)
5.13%                                               01/01/32                     17,000                          17,522 (m)
5.50%                                               01/01/36                      5,000                           5,511 (l,m)
                                                                                                                117,121

TENNESSEE - 0.5%
Knox County Health Educational & Housing
Facilities Board
5.25%                                               04/01/36                     10,000                           9,573

TEXAS - 4.4%
City of Austin (AMBAC Insured)
5.50%                                               11/15/16                      5,450                           6,548 (m)
City of Houston (AMBAC Insured)
5.75%                                               12/01/14                      5,000                           5,697 (l,m)
City of Houston (FSA Insured)
5.25%                                               05/15/22                     10,000                          10,935 (m)
North Central Texas Health Facility
Development Corp.
5.13%                                               05/15/22                      4,500                           4,539
North Texas Tollway Authority
5.63%                                               01/01/33                      1,500                           1,605
5.75%                                               01/01/38 - 01/01/40          20,000                          21,280
San Antonio Independent School District
5.38%                                               15/08/19 - 15/08/20           6,250                           6,802 (l)
State of Texas
5.00%                                               08/01/39                      5,000                           5,356
Texas Municipal Gas Acquisition &
Supply Corp. II
0.87%                                               09/15/17                     18,500                          16,547 (i)
                                                                                                                 79,309

UTAH - 0.1%
Murray UT
4.75%                                               05/15/20                      2,285                           2,286 (k)

VERMONT - 0.4%
University of Vermont & State Agricultural
College (AMBAC Insured)
5.13%                                               10/01/27                      1,000                           1,120 (l,m)
Vermont Educational & Health Buildings
Financing Agency
5.00%                                               10/31/46                      5,700                           5,909
                                                                                                                  7,029

VIRGINIA - 1.2%
Chesterfield County Industrial
Development Authority
5.88%                                               06/01/17                      3,000                           3,135
City of Norfolk VA
5.88%                                               11/01/20                      1,920                           1,926
City of Richmond VA
5.00%                                               01/15/40                     10,000                          10,760
Virginia College Building Authority
4.38%                                               02/01/28                        845                             890
Virginia Resources Authority
5.25%                                               11/01/38                      5,000                           5,475
                                                                                                                 22,186

WASHINGTON - 1.2%
Central Puget Sound Regional
Transportation Authority
5.00%                                               11/01/36                     10,000                          10,599
County of King
5.50%                                               12/01/13                      5,120                           5,985 (k)
5.50%                                               12/01/13                      4,880                           5,655
                                                                                                                 22,239

WEST VIRGINIA - 0.4%
West Virginia Hospital Finance Authority
5.50%                                               09/01/28                      2,580                           2,617
5.63%                                               09/01/32                      2,000                           2,062
West Virginia Housing Development Fund
5.30%                                               05/01/24                      2,130                           2,160
                                                                                                                  6,839

WISCONSIN - 0.2%
State of Wisconsin (AMBAC Insured)
5.75%                                               07/01/14                      2,990                           3,311 (m)

TOTAL BONDS AND NOTES                                                                                         1,793,934
(COST $1,685,046)

------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                 266 (j)
(COST $397)

TOTAL INVESTMENT IN SECURITIES                                                                                1,794,200
(COST $1,685,443)

------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.4%
------------------------------------------------------------------------------------------------------------------------

TIME DEPOSIT
State Street Corp.
0.01%                                               10/01/09                      7,320                           7,320 (e)
(COST $7,320)

TOTAL INVESTMENTS                                                                                             1,801,520
(COST $1,692,763)

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                                          2,920

                                                                                                             ----------
NET ASSETS - 100.0%                                                                                          $1,804,440
                                                                                                             ==========


           NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
                         September 30, 2009 (unaudited)

--------------------------------------------------------------------------------


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $4,859; $7,054; $23,986 and $13,387or 2.24%, 0.39%, 7.14% and 5.17%of net
     assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h)  At  September  30, 2009,  all or a portion of this  security was pledged to
     cover  collateral  requirements  for  futures,   options,  forward  foreign
     currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(l) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(m) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2009 (as a percentage of net assets) as follows:

         AMBAC             9.81%
         FSA               9.31%

(n)  Treasury Inflation Protected Securities.

(o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(q) Illiquid Securities. At September 30, 2009, these securities amounted to $1,971 and $244 or 0.59% and 0.11% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.


+    Percentages are based on net assets as of September 30, 2009.

*    Less than 0.1%

**   Amount is less than $500


Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security



SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.



Fair Value Disclosure.


The funds adopted Financial Accounting Standards Board Accounting Standards Codification 820-10, Fair Value Measurements (ASC 820-10). ASC 820-10 defines fair value, establishes a new framework for measuring fair value, and expands disclosures about fair value measurements. Broadly, the ASC 820-10 framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.
ASC 820-10 establishes market or observable inputs as the preferred source of values, followed by assumptions based upon hypothetical transactions in the absence of market inputs.


The valuation techniques required by ASC 820-10 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independentsources, while unobservable inputs reflect market assumptions based on the best information available in the circumstances. These two types of inputs create the following fair value hierarchy:


Level 1 - Quoted prices for identical investments in active markets.


Level 2 - Quoted prices for similar investments in active marekts; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable.


Level 3 - Significant inputs to the valuation model are unobservable.


Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


The following tables present the funds' investments measured at fair value on a recurring basis at September 30, 2009:


Elfun Tax-Exempt Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$-            $1,801,520,599     $-       $1,801,520,599
other Financial
   Instruments  $-            $-	         $-	  $-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 24, 2009